Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Revenue from external customers		$ 439,007	$ 395,481
Interest revenue		3,716	5,519
Intersegment Revenue	[1]	4,654	4,353
Revenues, Net of Interest Expense		447,377	405,353
Elimination of intersegment revenue	[1]	(4,654)	(4,353)
Revenue		442,723	401,000
Segment Adjusted EBITDA		123,049	111,990
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		226,298	212,974
Interest revenue		341	459
Intersegment Revenue	[1]	4,654	4,353
Revenues, Net of Interest Expense		231,293	217,786
Cost of services (excluding depreciation and amortization)	[1]	132,671	125,063
Selling, general and administrative	[2]	70,513	63,277
Segment Adjusted EBITDA		28,109	29,446
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		212,709	182,507
Interest revenue		3,375	5,060
Intersegment Revenue	[1]	0	0
Revenues, Net of Interest Expense		216,084	187,567
Cost of services (excluding depreciation and amortization)	[1]	64,657	53,471
Selling, general and administrative	[2]	56,487	51,552
Segment Adjusted EBITDA		$ 94,940	$ 82,544

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.